Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Costs - Footnotes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring charge (credit)	$ 373	$ 782	$ 30
Operating Segments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge (credit)		207	(89)
Segment Reconciling Items [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge (credit)	180	575	119
Biopharma Segment [Member] | Operating Segments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge (credit)	118
Upjohn Segment [Member] | Operating Segments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge (credit)	75
Restructuring Charges And Acquisition-Related Costs [Member] | Array [Member]
Restructuring Cost and Reserve [Line Items]
Post closing compensation expense for payments to Array employees for fair value of previously unvested stock options	157
Pension Plan [Member] | Qualified Plan [Member] | United States [Member]
Restructuring Cost and Reserve [Line Items]
Gain on settlements	$ (230)	(113)	$ (75)
Pension Plan [Member] | Qualified Plan [Member] | United States [Member] | Hospira [Member]
Restructuring Cost and Reserve [Line Items]
Gain on settlements		$ 12